Financial risk management (Tables)	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2025
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	3,299	27,647	36,553	112,297	642,808
Other financial liabilities (1) (4)	10,576	16,768	15,209	22,004	569
Trade payables	227,344	68,002	—	—	—
Other liabilities (2)	17,424	6,807	—	—	—
Accrued liabilities (3)	24,119	20,571	—	—	—
Total	282,762	139,795	51,762	134,301	643,377

As of March 31, 2024
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	13,920	41,313	55,233	164,568	705,615
Other financial liabilities (1) (4)	—	12,825	12,529	9,589	941
Trade payables	163,954	118,045	—	—	—
Other current liabilities (2)	37,021	4,674	—	—	—
Accrued liabilities (3)	27,122	21,593	—	—	—
Total	242,017	198,450	67,762	174,157	706,556
(1)The line items “Loans and borrowings” and “Other financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other liabilities”; for further details on these excluded items see Note 33.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”; for further details on the excluded items see Note 34.
(4)The line item “Other financial liabilities”, as presented in the table above, exclude EUR0.6 million of warrant liabilities outstanding (EUR0.9 million as of March 31, 2024) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future; for further details see Note 31.

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2025
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	3,299	27,647	36,553	112,297	642,808
Other financial liabilities (1) (4)	10,576	16,768	15,209	22,004	569
Trade payables	227,344	68,002	—	—	—
Other liabilities (2)	17,424	6,807	—	—	—
Accrued liabilities (3)	24,119	20,571	—	—	—
Total	282,762	139,795	51,762	134,301	643,377

As of March 31, 2024
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	13,920	41,313	55,233	164,568	705,615
Other financial liabilities (1) (4)	—	12,825	12,529	9,589	941
Trade payables	163,954	118,045	—	—	—
Other current liabilities (2)	37,021	4,674	—	—	—
Accrued liabilities (3)	27,122	21,593	—	—	—
Total	242,017	198,450	67,762	174,157	706,556
(1)The line items “Loans and borrowings” and “Other financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other liabilities”; for further details on these excluded items see Note 33.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”; for further details on the excluded items see Note 34.
(4)The line item “Other financial liabilities”, as presented in the table above, exclude EUR0.6 million of warrant liabilities outstanding (EUR0.9 million as of March 31, 2024) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future; for further details see Note 31.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2024	87,462	(889)	(587,978)	(8,802)	(14,774)	(524,981)
Cash flows	39,217	834	—	13,636	—	53,687
New borrowings	—	—	(394)	—	—	(394)
New leases and modifications	—	—	—	(8,755)	(16,858)	(25,613)
Foreign exchange adjustments	(2,896)	—	—	8	38	(2,850)
Reclassification	—	(704)	704	(8,170)	8,170	—
Gain from debt modifications	—	—	55,687	—	—	55,687
Net debt as of March 31, 2025	123,783	(759)	(531,981)	(12,083)	(23,424)	(444,464)

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2023	240,546	(61,945)	(726,891)	(6,984)	(10,243)	(565,517)
Cash flows	(152,790)	61,324	729,000	10,711	—	648,245
New borrowings	—	—	(586,151)	—	—	(586,151)
New leases and modifications	—	—	—	(5,536)	(11,760)	(17,296)
Foreign exchange adjustments	(286)	—	—	122	114	(50)
Reclassification	—	(889)	889	(7,115)	7,115	—
Other changes	(8)	621	(4,825)	—	—	(4,212)
Net debt as of March 31, 2024	87,462	(889)	(587,978)	(8,802)	(14,774)	(524,981)

Disclosure of Fair Value Measurement of Assets
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2025
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other financial assets - Derivative financial instruments	—	2,888	—	2,888
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,751	—	—	2,751
Total assets	2,751	2,888	—	5,639

Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	2,542	2,542
- Warrant liabilities - Public warrants	388	—	—	388
- Warrant liabilities - Private warrants	—	181	—	181
Financial asset at fair value through OCI
- Other liabilities - Derivative financial instruments	—	1,590	—	1,590
Total liabilities	388	1,771	2,542	4,701

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other receivables - Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294

Disclosure of Fair Value Measurement of Liabilities
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2025
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other financial assets - Derivative financial instruments	—	2,888	—	2,888
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,751	—	—	2,751
Total assets	2,751	2,888	—	5,639

Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	2,542	2,542
- Warrant liabilities - Public warrants	388	—	—	388
- Warrant liabilities - Private warrants	—	181	—	181
Financial asset at fair value through OCI
- Other liabilities - Derivative financial instruments	—	1,590	—	1,590
Total liabilities	388	1,771	2,542	4,701

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other receivables - Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other financial assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294